Property, Plant and Equipment - Schedule of Changes in Capital Work-in-Progress (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Balance at the beginning	$ 95	$ 35	$ 35
Additions	291	273	213
Capitalised	(320)	(211)	(212)
Translation differences	(11)	(2)	(1)
Balance at the end	$ 55	$ 95	$ 35